SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2019
Summary of Option Activity
A summary of option activity of the share option granted to employees and non-executive
 directors as of September 30, 2017, 2018 and 2019, and changes during the years ended September 30, 2017, 2018 and 2019 are presented below:

Share option granted to	Number of	Weighted- average		Weighted- average remaining contractual	Aggregated
employees and non-executive directors	shares	exercise price		term (years)	intrinsic value
Outstanding, September 30, 2016	2,083,600	US$	2.86	7.55	765

Exercised	—		—
Forfeited	(58,000)	US$	3.32

Outstanding, September 30, 2017	2,025,600	US$	2.85	6.53	—

Exercised	(895,148)	US$	1.66
Forfeited	(71,352)	US$	1.17

Outstanding, September 30, 2018	1,059,100	US$	1.39	5.58	718

Exercised	—		—
Forfeited	(19,000)	US$	1.81	5.14	—

Outstanding, September 30, 2019	1,040,100	US$	1.39	4.57	—

Expected to vest, September 30, 2019	—		—

Exercisable as of September 30, 2019	1,040,100	US$	1.39	4.57	—

Share Options, NonEmployees
A summary of the activities of the share option granted to
non-employees
as of September 30, 2017, 2018 and 2019, and changes during the years ended September 30, 2017, 2018 and 2019 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2016	57,000	—	1.55	184

Exercised	—	—

Outstanding, September 30, 2017	57,000	—	0.55	96

Exercised	(57,000)	—

Outstanding, September 30, 2018 and 2019	—	—	—	—

Exercisable as of September 30, 2018 and 2019	—	—	—	—

Summary of Nonvested Restricted Shares Activities
A summary of the nonvested shares activities for the years ended September 30, 2017, 2018 and 2019 is as follows:

	Number of Nonvested shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$
Nonvested shares outstanding as of September 30, 2016	463,983	3.72	1,498

Granted	125,000	3.03
Vested	(260,593)	3.75

Nonvested shares outstanding as of September 30, 2017	328,390	3.44	551

Granted	468,600	2.29
Vested	(346,493)	3.11

Nonvested shares outstanding as of September 30, 2018	450,497	2.49	933

Granted	955,168	1.76
Forfeited	(19,944)	2.13
Vested	(678,881)	2.16

Nonvested shares outstanding as of September 30, 2019	706,840	1.84	965

Nonvested shares expected to vest as of September 30, 2019	706,840	1.84	965

Share-Based Compensation Expense of Share-Based Awards Granted
Total share-based compensation expense of share-based awards granted to employees, non-employees
and
non-executive
directors recognized for the years ended September 30, 2017, 2018 and 2019 are as follows:

	As of September 30,
	2017	2018	2019
	US$	US$	US$
Cost of sales	164	161	23
General and administrative expenses	1,862	2,065	1,972
Selling expenses	85	80	10

	2,111	2,306	2,005